Cover	May 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2023
Entity File Number	333-267203
Entity Registrant Name	Opti-Harvest, Inc.
Entity Central Index Key	0001753945
Entity Tax Identification Number	81-3007305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	190 N Canon Dr.
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	788-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false